INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS
Intangible assets (exclude land use rights)

	2012	2013
	RMB	RMB
Intangible assets
Intangible assets to be amortized
Non-compete agreements	11,479,610	11,479,610
Customer list	15,942,578	15,942,578
Supplier Relationship	9,700,000	27,780,000
Technology patent	9,240,000	9,240,000
Cross-border travel agency license	1,117,277	1,117,277
Others	—	790,000
Intangible assets not subject to amortization
Trade mark	290,715,235	314,329,235
Golf membership certificate	4,200,000	4,200,000
Others	8,736,321	8,785,287
	351,131,021	393,663,987
Less: accumulated amortization
Intangible assets to be amortized
Non-compete agreements	(9,183,688)	(11,479,610)
Customer list	(10,499,636)	(11,982,578)
Supplier Relationship	(1,455,000)	(3,178,333)
Technology patent	(7,392,000)	(9,240,000)
Cross-border travel agency license	(1,117,277)	(1,117,277)
Others	—	(13,167)
Intangible assets not subject to amortization
Trade mark	—	—
Golf membership certificate	—	—
Others	—	—
	(29,647,601)	(37,010,965)
Net book value
Intangible assets to be amortized
Non-compete agreements	2,295,922	—
Customer list	5,442,942	3,960,000
Supplier Relationship	8,245,000	24,601,667
Technology patent	1,848,000	—
Cross-border travel agency license	—	—
Others	—	776,833
Intangible assets not subject to amortization
Trade mark	290,715,235	314,329,235
Golf membership certificate	4,200,000	4,200,000
Others	8,736,321	8,785,287
	321,483,420	356,653,022

Schedule of finite-lived intangible assets, future amortization expense
Amortization
RMB

2014	3,416,000
2015	3,416,000
2016	3,416,000
2017	3,416,000
2018	3,402,833
17,066,833